UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

3717 Buchanan Street, Suite 200 San Francisco, CA (Address of Principal Executive Offices)	94123 (Zip Code)

Kevin O’Boyle
Presidio Funds
3717 Buchanan Street, Suite 200
San Francisco, CA 94123
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 441-3034

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund

		Schedule of Investments
	January 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace/Defense
55,600	Argon ST, Inc. *	$ 1,410,016
14,500	FLIR Systems, Inc. *	428,910
		1,838,926	3.26%

Business Services
17,200	Accenture plc **	705,028
29,100	Copart Inc. *	982,416
18,400	FTI Consulting, Inc. *	762,680
73,900	Healthcare Services Group Inc.	1,514,950
		3,965,074	7.03%

Capital Goods
21,500	Zebra Technologies Corp. *	561,150	0.99%

Commodities - Agriculture
21,600	Compass Minerals International Inc.	1,361,664
17,000	Monsanto Co.	1,289,960
6,900	Potash Corp. of Saskatchewan, Inc. (Canada)	685,515
25,200	Syngenta AG **	1,286,712
		4,623,851	8.20%

Commodities - Energy
21,200	Occidental Petroleum Corporation	1,660,808	2.94%

Commodities - Precious Metals & Related
15,500	Agnico-Eagle Mines Ltd. (Canada)	785,385
32,200	Goldcorp Inc. (Canada)	1,093,512
30,500	Newmont Mining Corp.	1,307,230
50,400	Yamana Gold, Inc. (Canada)	507,528
		3,693,655	6.55%

Consumer Products - Apparel & Related
54,500	Carters, Inc. *	1,409,370
15,900	VF Corp.	1,145,277
		2,554,647	4.53%

Consumer Products - Consumables
27,700	Avon Products Inc.	834,878
12,100	Clorox Corporation	715,957
14,500	The Coca-Cola Company	786,625
29,300	Philip Morris International, Inc.	1,333,443
		3,670,903	6.51%

Consumer Products - Other
31,300	Helen of Troy Limited *	737,741
40,700	Hillenbrand, Inc.	746,845
72,500	Mattel Inc.	1,429,700
		2,914,286	5.17%

Financial Services - Banks
8,400	City Holding Co.	264,012
1,200	Westamerica Bancorp.	66,696
		330,708	0.59%

Financial Services - Insurance & Insurance Brokers
14,000	Marsh & McLennan Companies, Inc.	301,840
28,400	W.R. Berkley Corporation	690,972
		992,812	1.76%

Healthcare - Capital Equipment
65,600	Allscripts-Misys Healthcare Solutions, Inc. *	1,079,776
68,000	IRIS International Inc. *	703,800
		1,783,576	3.16%

Healthcare - Products and Services
71,000	Abaxis, Inc. *	1,709,680
30,200	Abbott Laboratories	1,598,788
9,700	Alcon Inc. (Switzerland)	1,510,387
77,000	Pfizer Inc.	1,436,820
		6,255,675	11.09%

Industrial Products & Services
12,800	Ecolab Inc.	561,920
81,000	Jabil Circuit, Inc.	1,172,880
		1,734,800	3.07%

Media
66,000	News Corp. CL A	832,260	1.48%

Retail
18,100	Advance Auto Parts, Inc.	714,045
30,100	Family Dollar Stores Inc.	929,488
32,000	Kroger Co.	685,760
19,100	O'Reilly Automotive Inc. *	721,980
28,000	Safeway Inc.	628,600
		3,679,873	6.52%

Technology - Semiconductors
26,200	Broadcom Corp.	700,064
73,900	Maxim Integrated Products Inc.	1,291,772
19,000	QUALCOMM, Inc.	744,610
		2,736,446	4.84%

Technology - Software
44,100	Microsoft Corporation	1,242,738	2.20%

Telecommunications Services
40,200	AT&T, Inc.	1,019,472	1.81%

Telephone & Telegraph Apparatus
32,000	Polycom, Inc. *	717,760	1.27%

Utilities
28,900	Cleco Corp.	749,088
16,600	Northwestern Corp.	405,870
		1,154,958	2.04%

Total for Common Stocks (Cost $42,679,794)		47,964,378	85.01%

CLOSED END FUNDS
31,000	Central Fund of Canada Limited (Canada)	397,730
59,500	Central GoldTrust * (Canada)	2,488,885
Total for Closed End Funds (Cost $2,583,931)		2,886,615	5.12%

CONVERTIBLE BONDS
330,000	Cadence Design Systems, Inc., 1.375%, 12/15/2011	312,263
675,000	Ceradyne, Inc., 2.875%, 12/15/2035	642,938
Total for Convertible Bonds (Cost $815,456)		955,200	1.70%

MONEY MARKET FUNDS
6,518,456	Fidelity Treasury Only Class I 0.01% ***	6,518,456	11.55%
	(Cost - $6,518,456)

	Total Investments	58,324,649	103.38%
	(Cost - $52,597,637)

	Liabilities in Excess of Other Assets	(1,905,472)	-3.38%

	Net Assets	$ 56,419,177	100.00%

* Non - Income producing securities.
** ADR - American Depository Receipt.
*** Variable rate security; the coupon rate shown represents the rate at January 31, 2009.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at January 31, 2010 was $52,597,537. At January 31, 2010, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $7,167,870

    ($1,440,858)                               $5,727,012

2.) SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value, as described in note 3. As specified in Financial Accounting Standards Board (FASB) Statement No. 168, the FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board (FASH) Accounting Standards Codification (FASC) became the authoritative source of generally accepted accounting principles (GAAP) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase. To discourage large and frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund imposed the redemption fee.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken on the Fund’s 2009 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: Management has evaluated subsequent events through the date the financial statements were issued.

3.) SECURITIES VALUATIONS

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end funds and convertible bonds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 of the fair value hierarchy.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$47,964,378	$0	$0	$47,964,378
Closed End Funds	$2,886,615	$0	$0	$2,886,615
Convertible Bonds	$955,200	$0	$0	$955,200
Money Market Funds	$6,518,456	$0	$0	$6,518,456
Total	$58,324,649	$0	$0	$58,324,649

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the three months ended January 31, 2010.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective May 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the three months ended January 31, 2010.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By: /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:                  03/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:                  03/24/10

By: /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      Chief Financial Officer

Date:                  03/24/10